Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Assets

	Investments accounted for using the equity method (i.e. joint ventures and associates)
	Share of net assets $m	Loans $m	Total $m	Other $m
At 1 January 2020	747	28	775	13
Translation adjustment	31	1	32	-
Investments and advances	-	1	1	-
Disposals and repayments	(10)	(13)	(23)	-
Return of Share Capital	(6)	-	(6)	-
Share of loss after tax (i)	(118)	-	(118)	-
Dividends received	(35)	-	(35)	-
At 31 December 2020	609	17	626	13
The equivalent disclosure for the prior year is as follows:
At 1 January 2019	1,262	70	1,332	26
Translation adjustment	(23)	(1)	(24)	1
Investments and advances	14	16	30	2
Disposals and repayments	(548)	(57)	(605)	(16)
Share of profit after tax (ii)	81	-	81	-
Dividends received	(39)	-	(39)	-
At 31 December 2019	747	28	775	13

(i)	Includes an impairment charge of $154 million. Refer to note 11 for further details.

(ii)	Share of profit after tax in 2019 includes $14 million relating to discontinued operations.

Summary of Financial Information for Group's Investment in Joint Ventures and Associates
Summarised financial information for the Group’s investment in joint ventures and associates which are accounted for using the equity method is as follows:

	Joint Ventures		Associates		Total
	2020 $m	2019 $m	2020 $m	2019 $m	2020 $m	2019 $m
Non-current assets	346	276	748	771	1,094	1,047
Current assets	263	310	537	437	800	747
Non-current liabilities	(309)	(184)	(225)	(102)	(534)	(286)
Current liabilities	(204)	(285)	(547)	(476)	(751)	(761)
Net assets	96	117	513	630	609	747